TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The adjustment is made by a valuation allowance. Significant components of the Company’s deferred tax assets and deferred tax liabilities as of December 31, 2011 and 2012 are as follows:

	December 31,
	2011	2012
Deferred tax assets:
U.S. net operating loss carryforward	$23,355	$23,067
Israeli net operating loss carryforward	8,294	8,692
Other reserve and allowances	814	479
Total deferred tax assets	32,463	32,238
Valuation allowance	(32,463)	(32,238)
Net deferred tax assets	$—	$—

Schedule Of Income Domestic And Foreign [Table Text Block]

Net income (loss) for the years ended December 31, 2010, 2011 and 2012 is calculated after considering the impact of taxes as follows:

	Year ended December 31,
	2010	2011	2012
Income (loss) from continuing operations before taxes
Domestic	$82	$(424)	$195
Foreign	706	228	743
Total	$788	$(196)	$938

Taxes on income
Domestic	$—	$—	$—
Foreign	69	9	27
Total	$69	$9	$27

Income (loss) from continuing operations after taxes
Domestic	$82	$(424)	$195
Foreign	637	219	716
Total	$719	$(205)	$911

Income (loss) from discontinued operations
Domestic	$—	$—	$—
Foreign	(50)	(14)	—
Total	$(50)	$(14)	$—

Net income (loss)
Domestic	$82	$(424)	$195
Foreign	587	205	716
Total	$669	$(219)	$911